MINERAL PROPERTIES, PLANT AND EQUIPMENT AND OTHER NON-CURRENT ASSETS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Other non-current assets	$ 19,368	$ 22,376
Amount committed for capital equipment purchases	24,753
Development Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition costs for exploration and development	157,146	59,682
Terronera [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalized	$ 6,814	0
Capitalisation rate of borrowing costs	11.70%
Other non-current assets	$ 18,299	$ 20,952
Calicanto Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of interests sold		1.00%
Consideration in cash		$ 7,500
Gain on disposal		$ 6,990